SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

The following disclosure is to replace the "Management of the Trust" on pages number 7 and 8 of "Statement of Additional Information" dated January 18, 2001.


                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below. Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

========================================= ========================= =================================================
Name and address                          Positions held with       Age and Principal Occupation(s)
                                          Trust                     During Past Five Years
========================================= ========================= =================================================
*David Y.S. Chiueh                        Trustee and President     Age 42.  Founded Upright Financial Corporation
615 West Mt. Pleasant Avenue                                        in 1990 and serves as Chief Executive Officer.
Livingston, New Jersey 07039                                        Prior to this service, he served as a financial
                                                                    planner.  Mr. Chiueh received a Masters Degree
                                                                    in Business Administration from the Rutgers
                                                                    University in 1988.  He is a Certified Financial
                                                                    Planner and has been a registered investment
                                                                    adviser since 1990

Wellman Wu                                Trustee                   Age 58. Mr. Wu is the president of Kam Kuo Food
Kam Man Food Inc.                                                   Corporation in New Jersey.  He has served as
511 Old Post Road                                                   president since 1996.  Prior to that position,
Edison, NJ 08817                                                    Mr. Wu served as Vice President for the Kam Man
                                                                    Food Inc. in New York since 1972.  Mr. Wu graduated
                                                                    from the School of Commerce in Hong Kong in 1963.

Bing B. Chen                              Trustee                   Age 43.   Mr. Chen serves as president of the Great
Great China Chartering Agency                                       China Chartering & Agency Corp., a shipping brokerage
271 North Livingston Ave                                            firm.  Prior to December 1997, Mr. Chen served as
Livingston, NJ 07039                                                vice-president of Great China Chartering & Agency Corp.
                                                                    Mr. Chen received his Master's Degree of Science from
                                                                    the State University of New York at Maritime College.

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates. It is anticipated that the Trustees of the Fund who are not "interested persons" of the Fund will receive compensation in the amount of $100.00 per meeting attended.

The following table sets forth information estimating the compensation of each current Trustee of the Fund for his or her services.


Trustees          Aggregate        Pension or   Estimated Annual   Total
                  compensation     Retirement   Benefits Upon      Compensation
                  from the Fund    Benefits     Retirement From    From the Fund
                                                the Fund
================================================================================
David Chiueh      0                0            0                  0
Wellman Wu        400.00           0            0                  400.00
Bing B. Chen      400.00           0            0                  400.00